6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT	6 Months Ended
Jun. 30, 2013
Extractive Industries [Abstract]
6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT

The following table presents a summary of the Company’s oil and natural gas properties at June 30, 2013 (unaudited) and December 31, 2012 and 2011:

	June 30,	December 31,
	2013	2012	2011
Oil and natural gas properties	(unaudited)

Proved-developed producing properties	$65,972,788	$60,972,994	$53,430,437
Proved-developed non producing properties	1,316,064	1,060,181	1,045,532
Proved-undeveloped properties	8,344,572	7,720,179	5,868,704
Unproved properties	3,385,144	1,529,913	508,352
Less: Accumulated depletion	(9,245,913)	(6,729,395)	(2,298,501)
Total oil and natural gas properties, net of accumulated depletion	$69,772,655	$64,553,872	$58,554,524

The following table presents a summary of the Company’s other equipment at June 30, 2013 (unaudited) and December 31, 2012 and 2011:

	June 30,	December 31,
	2013	2012	2011
Other equipment	(unaudited)

Field equipment	$7,031	$7,031	$7,031
Vehicles	179,179	179,179	113,938
Office equipment	41,429	41,387	32,494
Less: Accumulated depreciation	(67,483)	(43,075)	(20,317)
Total other equipment, net of accumulated deprecation	$160,156	$184,522	$133,146